Quarterly Report
September 30, 2024
MFS®  Limited Maturity Portfolio
MFS® Variable Insurance Trust III
VLT-Q3

Portfolio of Investments
9/30/24 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Bonds – 97.7%
Aerospace & Defense – 0.4%
Boeing Co., 2.196%, 2/04/2026	$1,118,000	$1,076,622
Apparel Manufacturers – 0.2%
Tapestry, Inc., 7.05%, 11/27/2025	$315,000	$321,232
Tapestry, Inc., 7%, 11/27/2026	191,000	197,614
		$518,846
Asset-Backed & Securitized – 21.8%
3650R Commercial Mortgage Trust, 2021-PF1, “XA”, 1.121%, 11/15/2054 (i)	$12,881,388	$572,835
ACREC 2021-FL1 Ltd., “AS”, FLR, 6.628% ((SOFR - 1mo. + 0.11448%) + 1.5%), 10/16/2036 (n)	898,000	891,261
ACREC 2021-FL1 Ltd., “B”, FLR, 6.928% ((SOFR - 1mo. + 0.11448%) + 1.8%), 10/16/2036 (n)	1,596,000	1,560,538
ACREC 2021-FL1 Ltd., “C”, FLR, 7.278% ((SOFR - 1mo. + 0.11448%) + 2.15%), 10/16/2036 (n)	902,000	875,780
AmeriCredit Automobile Receivables Trust, 2024-1, “A”, 5.61%, 1/12/2027 (n)	204,006	204,192
AmeriCredit Automobile Receivables Trust, 2024-1, “A2A”, 5.75%, 2/18/2028	749,000	752,840
Arbor Realty Trust, Inc., CLO, 2021-FL3, “B”, FLR, 6.811% ((SOFR - 1mo. + 0.11448%) + 1.6%), 8/15/2034 (n)	455,000	451,743
Arbor Realty Trust, Inc., CLO, 2021-FL3, “C”, FLR, 7.06% ((SOFR - 1mo. + 0.11448%) + 1.85%), 8/15/2034 (n)	264,000	261,611
Arbor Realty Trust, Inc., CLO, 2021-FL4, “AS”, FLR, 6.91% ((SOFR - 1mo. + 0.11448%) + 1.7%), 11/15/2036 (n)	1,102,500	1,084,827
Arbor Realty Trust, Inc., CLO, 2021-FL4, “B”, FLR, 7.21% ((SOFR - 1mo. + 0.11448%) + 2%), 11/15/2036 (n)	1,102,500	1,073,944
Arbor Realty Trust, Inc., CLO, 2021-FL4, “C”, FLR, 7.51% ((SOFR - 1mo. + 0.11448%) + 2.3%), 11/15/2036 (n)	663,500	643,037
Arbor Realty Trust, Inc., CLO, 2022-FL1, “C”, FLR, 7.642% (SOFR - 30 day + 2.3%), 1/15/2037 (n)	1,737,500	1,705,308
AREIT 2022-CRE6 Trust, “D”, FLR, 8.191% (SOFR - 30 day + 2.85%), 1/20/2037 (n)	237,500	233,354
ARI Fleet Lease Trust, 2023-B, “A2”, 6.05%, 7/15/2032 (n)	256,462	259,407
Balboa Bay Loan Funding Ltd., 2020-1A, “BR”, FLR, 7.193% ((SOFR - 3mo. + 0.26161%) + 1.65%), 1/20/2032 (n)	1,039,826	1,040,504
Balboa Bay Loan Funding Ltd., 2020-1A, “CR”, FLR, 7.643% ((SOFR - 3mo. + 0.26161%) + 2.1%), 1/20/2032 (n)	563,239	563,861
Ballyrock CLO 2018-1A Ltd., “A2”, FLR, 7.143% ((SOFR - 3mo. + 0.26161%) + 1.6%), 4/20/2031 (n)	1,748,737	1,750,033
Ballyrock CLO 2018-1A Ltd., “B”, FLR, 7.443% ((SOFR - 3mo. + 0.26161%) + 1.9%), 4/20/2031 (n)	741,069	742,840
BBCMS Mortgage Trust, 2018-C2, “XA”, 0.913%, 12/15/2051 (i)(n)	21,361,757	528,874
BBCMS Mortgage Trust, 2021-C10, “XA”, 1.337%, 7/15/2054 (i)	5,448,142	325,707
BBCMS Mortgage Trust, 2021-C11, “XA”, 1.481%, 9/15/2054 (i)	5,882,899	375,000
BDS 2021-FL10 Ltd., “B”, FLR, 7.078% ((SOFR - 1mo. + 0.11448%) + 1.95%), 12/16/2036 (n)	519,000	517,549
BDS 2021-FL10 Ltd., “C”, FLR, 7.428% ((SOFR - 1mo. + 0.11448%) + 2.3%), 12/16/2036 (n)	377,500	376,094
Benchmark 2021-B23 Mortgage Trust, “XA”, 1.368%, 2/15/2054 (i)	10,291,608	566,918
Benchmark 2021-B27 Mortgage Trust, “XA”, 1.369%, 7/15/2054 (i)	11,197,958	626,615
Benchmark 2021-B28 Mortgage Trust, “XA”, 1.377%, 8/15/2054 (i)	8,154,419	493,302
Benchmark 2021-B29 Mortgage Trust, “XA”, 1.135%, 9/15/2054 (i)	11,777,668	536,687
BSPRT 2022-FL8 Issuer Ltd., “A”, FLR, 6.842% (SOFR - 30 day + 1.5%), 2/15/2037 (n)	1,874,872	1,867,888
BSPRT 2022-FL8 Issuer Ltd., “B”, FLR, 7.392% (SOFR - 30 day + 2.05%), 2/15/2037 (n)	287,500	281,709
BSPRT 2022-FL8 Issuer Ltd., “C”, FLR, 7.642% (SOFR - 30 day + 2.3%), 2/15/2037 (n)	463,500	453,310
Business Jet Securities LLC, 2024-1A, “A”, 6.197%, 5/15/2039 (n)	429,100	442,291
Business Jet Securities LLC, 2024-1A, “B”, 6.924%, 5/15/2039 (n)	92,879	95,656
Business Jet Securities LLC, 2024-2A, “A”, 5.364%, 9/15/2039 (n)	474,000	474,558
Business Jet Securities LLC, 2024-2A, “B”, 5.754%, 9/15/2039 (n)	277,000	279,034
BXMT 2020-FL2 Ltd., “B”, FLR, 6.597% ((SOFR - 1mo. + 0.11448%) + 1.4%), 2/15/2038 (n)	1,445,000	1,333,648
Capital Automotive, 2020-1A, “A4”, REIT, 3.19%, 2/15/2050 (n)	548,089	542,149
CD 2017-CD4 Mortgage Trust, “XA”, 1.374%, 5/10/2050 (i)	13,532,781	330,783
CF Hippolyta Issuer LLC, 2020-1, “A1”, 1.69%, 7/15/2060 (n)	335,962	325,081
CF Hippolyta Issuer LLC, 2020-1, “B1”, 2.28%, 7/15/2060 (n)	106,277	101,749
Chesapeake Funding II LLC, 2023-1A, “A1”, 5.65%, 5/15/2035 (n)	476,600	480,696
Chesapeake Funding II LLC, 2023-2A, “A1”, 6.16%, 10/15/2035 (n)	497,519	505,845
CNH Equipment Trust 2023-A, “A2”, 5.34%, 9/15/2026	183,358	183,578
Colt Funding LLC, 2024-2, “A1”, 6.125%, 4/25/2069 (n)	578,863	586,116
Colt Funding LLC, 2024-3, “A1”, 6.393%, 6/25/2069 (n)	814,015	830,359
Colt Funding LLC, 2024-3, “A2”, 6.646%, 6/25/2069 (n)	270,173	275,360
Commercial Equipment Finance 2021-A, LLC, “A”, 2.05%, 2/16/2027 (n)	29,394	29,286
Commercial Mortgage Pass-Through Certificates, 2019-BN24, “XA”, 0.75%, 11/15/2062 (i)	8,739,498	251,936
Commercial Mortgage Pass-Through Certificates, 2021-BN31, “XA”, 1.396%, 2/15/2054 (i)	8,916,456	556,761

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
Commercial Mortgage Pass-Through Certificates, 2021-BN34, “XA”, 1.081%, 6/15/2063 (i)	$8,844,021	$409,860
Commercial Mortgage Pass-Through Certificates, 2021-BN35, “XA”, 1.14%, 6/15/2064 (i)	4,890,045	245,341
Credit Acceptance Auto Loan Trust, 2021-3A, “C”, 1.63%, 9/16/2030 (n)	219,157	218,248
Credit Acceptance Auto Loan Trust, 2021-4, “A”, 1.26%, 10/15/2030 (n)	35,502	35,396
Credit Acceptance Auto Loan Trust, 2021-4, “B”, 1.74%, 12/16/2030 (n)	478,000	474,063
Credit Acceptance Auto Loan Trust, 2023-3A, “B”, 7.09%, 10/17/2033 (n)	708,000	737,947
DLLST LLC, 2024-1A, “A3”, 5.05%, 8/20/2027 (n)	202,533	204,209
DT Auto Owner Trust, 2023-2A, “A”, 5.88%, 4/15/2027 (n)	208,264	208,521
Empire District Bondco LLC, 4.943%, 1/01/2033	347,000	353,710
Enterprise Fleet Financing LLC, 2023-1, “A2”, 5.51%, 1/22/2029 (n)	482,232	484,805
Enterprise Fleet Financing LLC, 2024-3, “A2”, 5.31%, 4/20/2027 (n)	398,000	402,178
Exeter Automobile Receivables Trust, 2024-4A, “A3”, 5.28%, 8/15/2030	440,000	444,135
Fortress CBO Investments Ltd., 2022-FL3, “A”, FLR, 7.195% (SOFR - 30 day + 1.85%), 2/23/2039 (n)	719,600	710,381
Fortress CBO Investments Ltd., 2022-FL3, “AS”, FLR, 7.595% (SOFR - 30 day + 2.25%), 2/23/2039 (n)	1,154,000	1,126,381
GS Mortgage Securities Trust, 2017-GS6, “XA”, 1.153%, 5/10/2050 (i)	14,830,794	302,293
GS Mortgage Securities Trust, 2017-GS7, “XA”, 1.222%, 8/10/2050 (i)	14,810,665	342,470
GS Mortgage Securities Trust, 2020-GC47, “A5”, 1.24%, 5/12/2053 (i)	8,314,781	418,348
JPMorgan Chase Commercial Mortgage Securities Corp., 1.092%, 9/15/2050 (i)	10,767,384	238,239
LAD Auto Receivables Trust, 2023-4A, “A2”, 6.21%, 10/15/2026 (n)	177,963	178,353
LAD Auto Receivables Trust, 2024-2A, “A2”, 5.7%, 3/15/2027 (n)	396,000	397,723
LoanCore 2021-CRE5 Ltd., “AS”, FLR, 6.96% ((SOFR - 1mo. + 0.11448%) + 1.75%), 7/15/2036 (n)	1,344,000	1,336,003
LoanCore 2021-CRE5 Ltd., “B”, FLR, 7.21% ((SOFR - 1mo. + 0.11448%) + 2.0%), 7/15/2036 (n)	567,500	560,527
MF1 2020-FL4 Ltd., “B”, FLR, 7.947% ((SOFR - 1mo. + 0.11448%) + 2.75%), 12/15/2035 (n)	1,946,000	1,938,804
MF1 2021-FL6 Ltd., “B”, FLR, 6.778% ((SOFR - 1mo. + 0.11448%) + 1.65%), 7/16/2036 (n)	1,598,887	1,569,001
MF1 2022-FL9 Ltd., “B”, FLR, 8.114% (SOFR - 1mo. + 3.15%), 6/19/2037 (n)	1,885,500	1,886,661
MF1 2024-FL14 LLC, “C”, FLR, 8.253% (SOFR - 1mo. + 3.289%), 3/19/2039 (n)	413,534	415,627
Morgan Stanley Bank of America Merrill Lynch Trust, 2017-C33, “XA”, 1.392%, 5/15/2050 (i)	12,459,313	281,676
Morgan Stanley Capital I Trust, 2017-H1, “XA”, 1.454%, 6/15/2050 (i)	6,276,427	139,549
Morgan Stanley Capital I Trust, 2018-H4, “XA”, 0.973%, 12/15/2051 (i)	16,007,590	451,430
Morgan Stanley Capital I Trust, 2021-L5, “XA”, 1.407%, 5/15/2054 (i)	7,258,380	413,406
Morgan Stanley Capital I Trust, 2021-L6, “XA”, 1.289%, 6/15/2054 (i)	6,587,764	329,184
Morgan Stanley Residential Mortgage Loan Trust, 2024-NQM1, “A-1”, 6.152%, 12/25/2068 (n)	762,362	772,168
New Residential Mortgage Loan Trust, 2024-NQMI, “A-1”, 6.129%, 3/25/2064 (n)	924,844	935,589
NextGear Floorplan Master Owner Trust, 2023-1A, “A1”, FLR, 6.442% (SOFR - 1mo. + 1.1%), 3/15/2028 (n)	552,000	555,435
Oaktree CLO 2019-1A Ltd., “BR”, FLR, 7.294% ((SOFR - 3mo. + 0.26161%) + 1.75%), 4/22/2030 (n)	1,129,454	1,131,471
Oaktree CLO 2019-1A Ltd., “CR”, FLR, 7.893% ((SOFR - 3mo. + 0.26161%) + 2.35%), 4/22/2030 (n)	1,129,454	1,130,116
OBX Trust, 2023-NQM5, “A1”, 5.988%, 1/25/2064 (n)	303,276	307,227
OBX Trust, 2024-NQM1, “A1”, 5.928%, 11/25/2063 (n)	327,805	331,149
OBX Trust, 2024-NQM1, “A2”, 6.253%, 11/25/2063 (n)	99,052	100,103
OBX Trust, 2024-NQM8, “A1”, 6.233%, 5/25/2064 (n)	656,448	667,755
OneMain Financial Issuance Trust, 2020-2A, “A”, 1.75%, 9/14/2035 (n)	1,108,000	1,061,650
OneMain Financial Issuance Trust, 2022-S1, “A”, 4.13%, 5/14/2035 (n)	712,000	708,134
OneMain Financial Issuance Trust, 2023-2A, “B”, 6.17%, 9/15/2036 (n)	531,000	555,570
OneMain Financial Issuance Trust, 2023-2A, “C”, 6.74%, 9/15/2036 (n)	1,250,000	1,311,854
PFP III 2021-8 Ltd., “B”, FLR, 6.711% ((SOFR - 1mo. + 0.11448%) + 1.5%), 8/09/2037 (n)	490,500	490,026
Shackleton 2013-4RA CLO Ltd., “B”, FLR, 7.462% ((SOFR - 3mo. + 2.1616%) + 1.9%) 4/13/2031 (n)	927,055	927,053
Shelter Growth CRE 2021-FL3 Ltd., “C”, FLR, 7.36% ((SOFR - 1mo. + 0.11448%) + 2.15%), 9/15/2036 (n)	516,000	500,556
Southwick Park CLO, Ltd., 2019-4A, “B1R”, FLR, 7.043% ((SOFR - 3mo. + 0.26161%) + 1.5%), 7/20/2032 (n)	422,000	422,092
Southwick Park CLO, Ltd., 2019-4A, “B2R”, 2.46%, 7/20/2032 (n)	735,000	674,534
Southwick Park CLO, Ltd., 2019-4A, “CR”, FLR, 7.493% ((SOFR - 3mo. + 0.26161%) + 1.95%), 7/20/2032 (n)	1,001,000	1,001,156
Starwood Commercial Mortgage, 2021-FL2, “B”, FLR, 6.928% ((SOFR - 1mo. + 0.11448%) + 1.8%), 4/18/2038 (n)	764,000	746,290
TPG Real Estate Finance, 2021-FL4, “B”, FLR, 7.047% ((SOFR - 1mo. + 0.11448%) + 1.85%), 3/15/2038 (n)	2,000,000	1,974,506
UBS Commercial Mortgage Trust, 2017-C1, “XA”, 1.159%, 11/15/2050 (i)	9,114,302	211,605
UBS Commercial Mortgage Trust, 2018-C14, “XA”, 1.043%, 12/15/2051 (i)	6,920,415	204,945
Verus Securitization Trust, 2024-3, “A2”, 6.642%, 4/25/2069 (n)	522,183	531,473
Verus Securitization Trust, 2024-6, “A1”, 5.799%, 7/25/2069 (n)	452,913	457,712
Virginia Power Fuel Securitization LLC, 5.088%, 5/01/2027	248,000	251,384
Wells Fargo Commercial Mortgage Trust, 2021-C61, “XA”, 1.467%, 11/15/2054 (i)	3,767,015	243,965

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
World Omni Select Auto Trust 2023-A, “A2B”, FLR, 6.191% (SOFR - 30 day + 0.85%), 3/15/2027	$291,450	$291,666
		$64,994,107
Automotive – 1.5%
Ford Motor Credit Co. LLC, 5.8%, 3/05/2027	$1,048,000	$1,067,152
Hyundai Capital America, 5.875%, 4/07/2025 (n)	591,000	593,145
LKQ Corp., 5.75%, 6/15/2028	943,000	978,554
Stellantis Finance US, Inc., 1.711%, 1/29/2027 (n)	723,000	678,288
Volkswagen Group of America Finance LLC, 3.35%, 5/13/2025 (n)	650,000	643,767
Volkswagen Group of America Finance LLC, 1.25%, 11/24/2025 (n)	494,000	475,587
		$4,436,493
Broadcasting – 0.2%
WarnerMedia Holdings, Inc., 3.755%, 3/15/2027	$679,000	$656,557
Brokerage & Asset Managers – 2.1%
Brookfield Finance, Inc., 3.9%, 1/25/2028	$1,396,000	$1,376,818
Charles Schwab Corp., 5.875%, 8/24/2026	1,766,000	1,817,072
Charles Schwab Corp., 5.643% to 5/19/2028, FLR (SOFR - 1 day + 2.210%) to 5/19/2029	645,000	673,435
LPL Holdings, Inc., 5.7%, 5/20/2027	686,000	701,152
LPL Holdings, Inc., 4.625%, 11/15/2027 (n)	500,000	496,224
LPL Holdings, Inc., 6.75%, 11/17/2028	368,000	395,746
LPL Holdings, Inc., 4%, 3/15/2029 (n)	814,000	779,095
		$6,239,542
Business Services – 1.1%
Equinix, Inc., 1.25%, 7/15/2025	$607,000	$590,088
Global Payments, Inc., 1.2%, 3/01/2026	1,450,000	1,385,770
Tencent Holdings Ltd., 1.81%, 1/26/2026 (n)	1,481,000	1,433,512
		$3,409,370
Cable TV – 1.3%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.15%, 11/10/2026	$732,000	$752,351
Cox Communications, Inc., 5.45%, 9/15/2028 (n)	1,403,000	1,452,549
Videotron Ltd., 5.125%, 4/15/2027 (n)	900,000	897,014
Videotron Ltd., 3.625%, 6/15/2029 (n)	959,000	915,066
		$4,016,980
Computer Software - Systems – 0.2%
VMware, Inc., 1.4%, 8/15/2026	$649,000	$614,852
Conglomerates – 0.5%
Regal Rexnord Corp., 6.05%, 2/15/2026	$1,023,000	$1,038,783
Regal Rexnord Corp., 6.05%, 4/15/2028	600,000	623,831
		$1,662,614
Consumer Services – 0.4%
Meituan, 4.5%, 4/02/2028 (n)	$715,000	$709,397
Meituan, 4.625%, 10/02/2029 (n)	384,000	381,966
		$1,091,363
Containers – 0.7%
Berry Global, Inc., 1.57%, 1/15/2026	$432,000	$415,700
Berry Global, Inc., 1.65%, 1/15/2027	1,534,000	1,440,081
Berry Global, Inc., 5.5%, 4/15/2028	167,000	171,122
		$2,026,903
Electrical Equipment – 0.2%
Arrow Electronics, Inc.,, 5.15%, 8/21/2029	$608,000	$617,453

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Electronics – 1.1%
Broadcom, Inc., 5.05%, 7/12/2027	$427,000	$436,413
Broadcom, Inc., 4.15%, 2/15/2028	417,000	416,562
Broadcom, Inc., 5.05%, 7/12/2029	241,000	248,250
Broadcom, Inc., 4.35%, 2/15/2030	596,000	594,838
Qorvo, Inc., 1.75%, 12/15/2024	515,000	510,910
SK hynix, Inc., 6.25%, 1/17/2026 (n)	1,081,000	1,101,982
		$3,308,955
Emerging Market Quasi-Sovereign – 0.1%
DAE Funding LLC (United Arab Emirates), 2.625%, 3/20/2025 (n)	$344,000	$340,140
Energy - Independent – 1.2%
Diamondback Energy, Inc., 5.2%, 4/18/2027	$440,000	$449,062
Diamondback Energy, Inc., 5.15%, 1/30/2030	440,000	451,427
EQT Corp., 5.7%, 4/01/2028	350,000	362,142
Occidental Petroleum Corp., 5%, 8/01/2027	417,000	422,739
Occidental Petroleum Corp., 5.2%, 8/01/2029	620,000	630,293
Pioneer Natural Resources Co., 1.9%, 8/15/2030	1,493,000	1,308,955
		$3,624,618
Financial Institutions – 1.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 6.45%, 4/15/2027	$730,000	$764,743
Avolon Holdings Funding Ltd., 4.25%, 4/15/2026 (n)	506,000	500,766
Avolon Holdings Funding Ltd., 2.528%, 11/18/2027 (n)	886,000	827,352
Avolon Holdings Funding Ltd., 2.75%, 2/21/2028 (n)	678,000	633,562
SMBC Aviation Capital Finance DAC, 5.3%, 4/03/2029 (n)	737,000	756,799
		$3,483,222
Food & Beverages – 1.5%
Bacardi-Martini B.V., 5.25%, 1/15/2029 (n)	$1,276,000	$1,308,817
JBS USA Lux S.A./JBS USA Food Co./JBS USA Finance, Inc., 3%, 2/02/2029	1,669,000	1,553,077
JDE Peet's N.V., 1.375%, 1/15/2027 (n)	678,000	633,005
Suntory Holdings Ltd., 5.124%, 6/11/2029 (n)	924,000	957,223
		$4,452,122
Gaming & Lodging – 1.3%
GLP Capital LP/GLP Financing II, Inc., 5.25%, 6/01/2025	$1,084,000	$1,083,093
Hyatt Hotels Corp., 5.75%, 1/30/2027	633,000	648,498
Las Vegas Sands Corp., 5.9%, 6/01/2027	374,000	384,064
Marriott International, Inc., 4.9%, 4/15/2029	445,000	454,109
Sands China Ltd., 3.8%, 1/08/2026	1,221,000	1,199,806
		$3,769,570
Industrial – 0.0%
Howard University, Washington D.C., AGM, 2.516%, 10/01/2025	$144,000	$140,109
Insurance – 0.5%
Corebridge Global Funding, 5.2%, 1/12/2029 (n)	$499,000	$512,617
Equitable Financial Life Insurance Co., 1.4%, 7/07/2025 (n)	882,000	860,035
		$1,372,652
International Market Quasi-Sovereign – 0.4%
NBN Co. Ltd. (Commonwealth of Australia), 5.75%, 10/06/2028 (n)	$1,139,000	$1,200,334
Machinery & Tools – 0.4%
AGCO Corp., 5.45%, 3/21/2027	$626,000	$638,726
CNH Industrial Capital LLC, 1.875%, 1/15/2026	448,000	433,405
		$1,072,131

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Major Banks – 13.5%
Bank of America Corp., 4.45%, 3/03/2026	$995,000	$996,366
Bank of America Corp., 4.25%, 10/22/2026	575,000	574,711
Bank of America Corp., 1.734% to 7/22/2026, FLR (SOFR - 1 day + 0.96%) to 7/22/2027	2,531,000	2,416,316
Bank of America Corp., 4.183%, 11/25/2027	959,000	957,058
Barclays PLC, 2.852% to 5/07/2025, FLR (SOFR - 3mo. + 2.71361%) to 5/07/2026	550,000	542,766
Barclays PLC, 2.279% to 11/24/2026, FLR (CMT - 1yr. + 1.05%) to 11/24/2027	1,474,000	1,405,562
BNP Paribas S.A., 2.591% to 1/20/2027, FLR (SOFR - 1 day + 1.228%) to 1/20/2028 (n)	1,764,000	1,693,032
Capital One Financial Corp., 2.636% to 3/03/2025, FLR (SOFR - 1 day + 1.29%) to 3/03/2026	1,545,000	1,527,849
Capital One Financial Corp., 7.149% to 10/29/2026, FLR (SOFR - 1 day + 2.44%) to 10/29/2027	322,000	339,399
Capital One Financial Corp., 5.7% to 2/01/2029, FLR (SOFR - 1 day + 1.905%) to 2/01/2030	186,000	192,619
Danske Bank A.S., 5.705% to 3/01/2029, FLR (CMT - 1yr. + 1.4%) to 3/01/2030 (n)	356,000	371,038
Deutsche Bank AG, 7.146% to 7/13/2026, FLR (SOFR - 1 day + 2.52%) to 7/13/2027	573,000	596,430
Deutsche Bank AG, 2.311% to 11/16/2026, FLR (SOFR - 1 day + 1.219%) to 11/16/2027	464,000	441,432
Deutsche Bank AG, 6.72% to 1/18/2028, FLR (SOFR - 1 day + 3.18%) to 1/18/2029	150,000	158,795
Goldman Sachs Group, Inc., 3.5%, 4/01/2025	750,000	745,357
Goldman Sachs Group, Inc., 1.093% to 12/09/2025, FLR (SOFR - 1 day + 0.789%) to 12/09/2026	821,000	787,489
Goldman Sachs Group, Inc., 1.948% to 10/21/2026, FLR (SOFR - 1 day + 0.913%) to 10/21/2027	1,205,000	1,148,743
HSBC Holdings PLC, 2.099% to 6/04/2025, FLR (SOFR - 1 day + 1.929%) to 6/04/2026	910,000	892,689
Huntington Bancshares, Inc., 4.443% to 8/04/2027, FLR (SOFR - 1 day + 1.970%) to 8/04/2028	143,000	143,185
Huntington Bancshares, Inc., 6.208% to 8/21/2028, FLR (SOFR - 1 day + 2.02%) to 8/21/2029	840,000	888,635
JPMorgan Chase & Co., 2.005% to 3/13/2025, FLR (SOFR - 1 day + 1.585%) to 3/13/2026	1,642,000	1,620,097
JPMorgan Chase & Co., 1.04% to 2/04/2026, FLR (SOFR - 1 day + 0.695%) to 2/04/2027	1,071,000	1,023,931
JPMorgan Chase & Co., 1.578% to 4/22/2026, FLR (SOFR - 1 day + 0.885%) to 4/22/2027	862,000	825,770
JPMorgan Chase & Co., 4.25%, 10/01/2027	959,000	965,676
JPMorgan Chase & Co., 5.04% to 1/23/2027, FLR (SOFR - 1 day + 1.19%) to 1/23/2028	738,000	750,344
JPMorgan Chase & Co., 5.571% to 4/22/2027, FLR (SOFR - 1 day + 0.93%) to 4/22/2028	803,000	827,949
Lloyds Banking Group PLC, 3.511% to 3/18/2025, FLR (CMT - 1yr. + 1.6%) to 3/18/2026	450,000	446,851
Mitsubishi UFJ Financial Group, Inc., 0.962% to 10/11/2024, FLR (CMT - 1yr. + 0.45%) to 10/11/2025	437,000	436,459
Morgan Stanley, 0.864% to 10/21/2024, FLR (SOFR - 1 day + 0.745%) to 10/21/2025	1,635,000	1,630,694
Morgan Stanley, 4.35%, 9/08/2026	1,350,000	1,353,239
Morgan Stanley, 3.625%, 1/20/2027	381,000	377,565
Morgan Stanley, 3.95%, 4/23/2027	135,000	133,656
Morgan Stanley, 1.512% to 7/20/2026, FLR (SOFR - 1 day + 0.858%) to 7/20/2027	411,000	390,847
Nationwide Building Society, 2.972% to 2/16/2027, FLR (SOFR - 1 day + 1.29%) to 2/16/2028 (n)	750,000	723,238
PNC Financial Services Group, Inc., 5.102% to 7/23/2026, FLR (SOFR - 1 day + 0.796%) to 7/23/2027	1,212,000	1,229,390
PNC Financial Services Group, Inc., 5.354% to 12/02/2027, FLR (SOFR - 1 day + 1.62%) to 12/02/2028	1,717,000	1,774,553
Standard Chartered PLC, 1.822% to 11/23/2024, FLR (CMT - 1yr. + 0.95%) to 11/23/2025 (n)	444,000	441,754
Sumitomo Mitsui Financial Group, Inc., 1.474%, 7/08/2025	1,613,000	1,575,760
Sumitomo Mitsui Financial Group, Inc., 2.174%, 1/14/2027	1,184,000	1,131,265
Toronto-Dominion Bank, 5.532%, 7/17/2026	1,956,000	2,006,173
UBS Group AG, 4.703% to 8/05/2026, FLR (CMT - 1yr. + 2.05%) to 8/05/2027 (n)	374,000	374,969
UBS Group AG, 9.25% to 11/13/2028, FLR (CMT - 5yr. + 4.745%) to 5/13/2172 (n)	232,000	256,499
UniCredit S.p.A., 2.569% to 9/22/2025, FLR (CMT - 1yr. + 2.3%) to 9/22/2026 (n)	421,000	411,491
Wells Fargo & Co., 2.164% to 2/11/2025, FLR ((SOFR - 3mo. + 0.26161%) + 0.75%) to 2/11/2026	2,242,000	2,217,592
Wells Fargo & Co., 3.526% to 3/24/2027, FLR (SOFR - 1 day + 1.51%) to 3/24/2028	734,000	720,101
		$40,465,334
Medical & Health Technology & Services – 0.8%
IQVIA, Inc., 5.7%, 5/15/2028	$446,000	$463,148
IQVIA, Inc., 6.25%, 2/01/2029	321,000	341,197
Thermo Fisher Scientific, Inc., 1.215%, 10/18/2024	1,500,000	1,496,955
		$2,301,300
Metals & Mining – 1.3%
Anglo American Capital PLC, 4.75%, 4/10/2027 (n)	$1,599,000	$1,606,735
Glencore Funding LLC, 1.625%, 9/01/2025 (n)	1,100,000	1,070,776
Glencore Funding LLC, 1.625%, 4/27/2026 (n)	1,191,000	1,142,875
		$3,820,386

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Midstream – 2.3%
Columbia Pipelines Holdings Co., 6.042%, 8/15/2028 (n)	$1,189,000	$1,243,206
DCP Midstream Operating LP, 5.625%, 7/15/2027	1,413,000	1,453,515
Enbridge, Inc., 2.5%, 2/14/2025	496,000	491,397
Enbridge, Inc., 5.25%, 4/05/2027	926,000	948,099
Energy Transfer LP, 2.9%, 5/15/2025	635,000	627,149
Energy Transfer LP, 5.55%, 2/15/2028	436,000	450,642
Plains All American Pipeline LP, 4.65%, 10/15/2025	992,000	990,423
Western Midstream Operating LP, 3.1%, 2/01/2025	796,000	789,341
		$6,993,772
Mortgage-Backed – 1.1%
Fannie Mae, 5%, 7/01/2039 - 3/01/2042	$359,785	$370,649
Fannie Mae, 2%, 5/25/2044	25,506	25,346
Freddie Mac, 5.98%, 7/25/2029	346,108	346,647
Freddie Mac, 1.691%, 4/25/2030 (i)	6,062,731	427,037
Freddie Mac, 3%, 4/15/2033 - 6/15/2045	1,951,273	1,885,260
Freddie Mac, 2%, 7/15/2042	245,654	229,997
		$3,284,936
Municipals – 0.3%
Kentucky Higher Education Student Loan Corp. Rev., Taxable, “A-2”, 5.949%, 6/01/2037	$520,000	$530,577
Massachusetts Educational Financing Authority, Education Loan Rev., Taxable, “A”, 2.306%, 7/01/2025	150,000	147,456
Massachusetts Educational Financing Authority, Education Loan Rev., Taxable, “A”, 2.562%, 7/01/2026	185,000	179,150
Michigan Finance Authority Tobacco Settlement Asset-Backed Rev., Taxable (2006 Sold Tobacco Receipts), “A-1”, 2.326%, 6/01/2030	27,371	27,185
		$884,368
Natural Gas - Pipeline – 0.6%
APA Infrastructure Ltd., 4.2%, 3/23/2025 (n)	$1,960,000	$1,952,877
Oil Services – 0.4%
Schlumberger Holdings Corp., 5%, 5/29/2027 (n)	$619,000	$631,704
Schlumberger Holdings Corp., 5%, 11/15/2029 (n)	433,000	447,032
		$1,078,736
Other Banks & Diversified Financials – 2.6%
AIB Group PLC, 7.583% to 10/14/2025, FLR (SOFR - 1 day + 3.456%) to 10/14/2026 (n)	$901,000	$926,865
AIB Group PLC, 6.608% to 9/13/2028, FLR (SOFR - 1 day + 2.33%) to 9/13/2029 (n)	225,000	240,715
American Express Co., 2.25%, 3/04/2025	773,000	764,932
Banque Federative du Credit Mutuel S.A., 5.896%, 7/13/2026 (n)	905,000	930,151
BPCE S.A., 5.281%, 5/30/2029 (n)	928,000	958,629
CaixaBank S.A., 5.673% to 3/15/2029, FLR (SOFR - 1 day + 1.78%) to 3/15/2030 (n)	576,000	598,138
Citizens Financial Group, Inc., 5.841% to 1/23/2029, FLR (SOFR - 1 day + 2.01%) to 1/23/2030	1,042,000	1,083,962
Macquarie Group Ltd., 1.201% to 10/14/2024, FLR (SOFR - 1 day + 0.694%) to 10/14/2025 (n)	654,000	653,045
Macquarie Group Ltd., 1.34% to 1/12/2026, FLR (SOFR - 1 day + 1.069%) to 1/12/2027 (n)	659,000	632,080
Truist Financial Corp., 5.435% to 1/24/2029, FLR (SOFR - 1 day + 1.62%) to 1/24/2030	884,000	914,993
		$7,703,510
Pharmaceuticals – 0.3%
Amgen, Inc., 5.507%, 3/02/2026	$294,000	$294,103
Bayer US Finance LLC, 6.125%, 11/21/2026 (n)	315,000	324,869
Bayer US Finance LLC, 6.25%, 1/21/2029 (n)	303,000	320,304
		$939,276
Railroad & Shipping – 0.5%
Canadian Pacific Railway Co., 1.35%, 12/02/2024	$1,588,000	$1,577,774

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Real Estate - Office – 0.4%
Corporate Office Property LP, REIT, 2.25%, 3/15/2026	$1,092,000	$1,054,725
Corporate Office Property LP, REIT, 2%, 1/15/2029	219,000	194,558
		$1,249,283
Real Estate - Other – 0.3%
Sun Communities Operating LP, 5.5%, 1/15/2029	$750,000	$772,026
Real Estate - Retail – 0.4%
WEA Finance LLC, 4.125%, 9/20/2028 (n)	$893,000	$869,431
WEA Finance LLC, 3.5%, 6/15/2029 (n)	242,000	226,947
WEA Finance LLC, REIT, 2.875%, 1/15/2027 (n)	183,000	175,026
		$1,271,404
Specialty Chemicals – 0.7%
International Flavors & Fragrances, Inc., 1.23%, 10/01/2025 (n)	$1,567,000	$1,512,366
International Flavors & Fragrances, Inc., 1.832%, 10/15/2027 (n)	505,000	467,678
		$1,980,044
Specialty Stores – 0.8%
Genuine Parts Co., 4.95%, 8/15/2029	$898,000	$913,405
Genuine Parts Co.,, 1.75%, 2/01/2025	792,000	783,437
Ross Stores, Inc., 0.875%, 4/15/2026	789,000	748,569
		$2,445,411
Supermarkets – 0.4%
Kroger Co., 4.7%, 8/15/2026	$287,000	$288,858
Kroger Co., 4.6%, 8/15/2027	183,000	184,573
Kroger Co., 4.65%, 9/15/2029	731,000	735,038
		$1,208,469
Telecommunications - Wireless – 0.8%
Crown Castle, Inc., REIT, 1.35%, 7/15/2025	$257,000	$250,361
Crown Castle, Inc., REIT, 2.9%, 3/15/2027	206,000	199,289
T-Mobile USA, Inc., 3.5%, 4/15/2025	1,901,000	1,887,441
T-Mobile USA, Inc., 4.2%, 10/01/2029	174,000	173,244
		$2,510,335
Tobacco – 0.9%
B.A.T. International Finance PLC, 5.931%, 2/02/2029	$481,000	$508,053
Philip Morris International, Inc., 5.125%, 11/15/2024	800,000	799,832
Philip Morris International, Inc., 5%, 11/17/2025	364,000	366,673
Philip Morris International, Inc., 5.125%, 11/17/2027	324,000	333,610
Philip Morris International, Inc., 4.875%, 2/15/2028	638,000	652,229
		$2,660,397
Transportation - Services – 2.1%
Element Fleet Management Corp., 6.271%, 6/26/2026 (n)	$1,638,000	$1,681,965
Element Fleet Management Corp., 5.643%, 3/13/2027 (n)	1,306,000	1,339,280
ERAC USA Finance LLC, 3.85%, 11/15/2024 (n)	551,000	549,947
GXO Logistics, Inc., 6.25%, 5/06/2029	586,000	616,733
Penske Truck Leasing Co. LP, 5.35%, 1/12/2027 (n)	584,000	595,147
Penske Truck Leasing Co. LP, 5.35%, 3/30/2029 (n)	851,000	878,818
Penske Truck Leasing Co. LP, 5.25%, 7/01/2029 (n)	602,000	619,940
		$6,281,830
U.S. Treasury Obligations – 26.1%
U.S. Treasury Notes, 2.25%, 11/15/2024	$27,019,000	$26,932,448
U.S. Treasury Notes, 5%, 9/30/2025	3,344,000	3,376,944
U.S. Treasury Notes, 4.125%, 6/15/2026 (f)	32,852,000	33,074,007

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
U.S. Treasury Obligations – continued
U.S. Treasury Notes, 4.5%, 7/15/2026	$12,083,000	$12,250,085
U.S. Treasury Notes, 2.75%, 7/31/2027	2,277,000	2,226,212
		$77,859,696
Utilities - Electric Power – 2.8%
Algonquin Power & Utilities Corp., 5.365%, 6/15/2026	$340,000	$344,109
Edison International, 4.7%, 8/15/2025	750,000	748,155
Enel Finance International N.V., 6.8%, 10/14/2025 (n)	630,000	645,206
FirstEnergy Corp., 2.05%, 3/01/2025	929,000	915,687
FirstEnergy Corp., 1.6%, 1/15/2026	513,000	494,375
NextEra Energy Capital Holdings, Inc., 6.051%, 3/01/2025	827,000	830,479
NextEra Energy Capital Holdings, Inc., 5.749%, 9/01/2025	922,000	931,333
Pacific Gas & Electric Co., 4.95%, 6/08/2025	550,000	549,549
Pacific Gas & Electric Co., 5.807%, 9/04/2025	1,512,000	1,512,469
Pacific Gas & Electric Co., 6.1%, 1/15/2029	844,000	891,088
Pacific Gas & Electric Co., 5.55%, 5/15/2029	594,000	617,009
		$8,479,459
Total Bonds		$291,846,178
Investment Companies (h) – 2.2%
Money Market Funds – 2.2%
MFS Institutional Money Market Portfolio, 5.07% (v)	6,659,552	$6,661,549

Other Assets, Less Liabilities – 0.1%		196,654
Net Assets – 100.0%		$298,704,381
(f)	All or a portion of the security has been segregated as collateral for open futures contracts and cleared swap agreements.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $6,661,549 and $291,846,178, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $100,449,954, representing 33.6% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
AGM	Assured Guaranty Municipal
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
Derivative Contracts at 9/30/24
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 2 yr	Long	USD	99	$20,615,977	December – 2024	$47,957

Portfolio of Investments (unaudited) – continued
Cleared Swap Agreements
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Asset Derivatives
Interest Rate Swaps
10/02/26	USD	8,000,000	centrally cleared	4.664% / Annually	Daily SOFR / Annually	$17,687	$—	$17,687
Liability Derivatives
Interest Rate Swaps
10/02/26	USD	25,600,000	centrally cleared	4.697% / Annually	Daily SOFR / Annually	$(17,572)	$(2,309)	$(19,881)
At September 30, 2024, the fund had liquid securities with an aggregate value of $624,191 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
9/30/24 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts and swap agreements. The following is a summary of the levels used as of September 30, 2024 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	$—	$77,859,696	$—	$77,859,696
Non - U.S. Sovereign Debt	—	1,540,474	—	1,540,474
Municipal Bonds	—	884,368	—	884,368
U.S. Corporate Bonds	—	93,693,866	—	93,693,866
Residential Mortgage-Backed Securities	—	9,079,947	—	9,079,947
Commercial Mortgage-Backed Securities	—	11,955,313	—	11,955,313
Asset-Backed Securities (including CDOs)	—	47,243,783	—	47,243,783
Foreign Bonds	—	49,588,731	—	49,588,731
Mutual Funds	6,661,549	—	—	6,661,549
Total	$6,661,549	$291,846,178	$—	$298,507,727
Other Financial Instruments
Futures Contracts – Assets	$47,957	$—	$—	$47,957
Swap Agreements – Assets	—	17,687	—	17,687
Swap Agreements – Liabilities	—	(19,881)	—	(19,881)
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the period ended September 30, 2024:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$7,915,123	$85,831,065	$87,082,910	$(1,752)	$23	$6,661,549
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$274,570	$—